Special Purpose Entity (Details Narrative) - Delaware Limited Liability Company [Member] - USD ($)		3 Months Ended	9 Months Ended
	Jan. 13, 2017	Sep. 30, 2017	Sep. 30, 2017
Proceeds from membership interest	$ 5,200,000
Purchase of approved inventory	$ 5,000,000
Expense reimbursements		$ 139,000	$ 402,000
Due from related party		49,000	49,000
Cost of Revenues [Member]
Expense reimbursements		100,000	261,000
Selling and Marketing [Member]
Expense reimbursements		$ 39,000	$ 141,000